Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent Events

31. Subsequent Events

The Group evaluated subsequent events through February 28, 2024, which is the date when the consolidated financial statements were issued.

In February 2024, pursuant to the strategic partnership with Inmagene Biopharmaceuticals (“Inmagene”), Inmagene has exercised its options to license two drug candidates discovered by HUTCHMED, IMG-007 and IMG-004, for approximately 7.5% of shares (fully diluted) in Inmagene, subject to customary closing conditions.